Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Shareholders' Equity [Abstract]
Summary of company's stock option activity

	Number of shares upon exercise	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	2,769,004	$4.74	$7.19	$18,580
Granted	831,200	10.11	9.57	2,103
Exercised	(693,923)	1.38	3.65	7,821
Forfeited	(173,115)	8.03	7.59	-

Outstanding at end of year	2,733,166	$7.01	$7.78	$16,054

Exercisable at end of year	1,009,118	$4.16	$6.20	$8,775

Vested and expected to vest	2,252,262	$6.33	$7.50	$14,750

Summary of options outstanding and options exercisable

	Options outstanding at December 31, 2015			Options exercisable at December 31, 2016
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.36-0.92	202,001	0.60	0.97	202,001	0.60	0.97
1.14-1.60	74,311	1.48	4.97	25,982	1.26	2.79
2.07-2.17	969,514	2.14	7.47	556,620	2.14	7.46
9.38-9.49	145,000	9.47	9.68	7,500	9.49	9.75
9.97-10.10	794,722	10.04	9.13	64,366	9.97	7.57
11.49-11.90	73,005	11.83	9.74	-	-	-
12.97-15.29	474,613	14.02	8.63	152,649	14.02	8.63

	2,733,166			1,009,118